Segmented Information - Operating Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments
Operating income before depreciation and amortization	$ 474	$ 390
Depreciation and amortization	(244)	(215)
Financing expense and interest expense on employee future benefits and other liabilities	(99)	(97)
Loss on repurchase of long-term debt	0	(14)
Foreign exchange gain (loss) on long-term debt and financial instruments	(4)	23
Fair value revaluation gain on investments	5	315
Share of results of associates and joint ventures	11	39
Profit (loss) before tax	143	441
Operating segments | PACKAGING PRODUCTS
Disclosure of operating segments
Operating income before depreciation and amortization	613	372
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Operating income before depreciation and amortization	470	238
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Operating income before depreciation and amortization	97	67
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Operating income before depreciation and amortization	46	67
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Operating income before depreciation and amortization	(58)	90
Corporate Activities
Disclosure of operating segments
Operating income before depreciation and amortization	$ (81)	$ (72)